Other income (Tables)	6 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other Income

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000

ERS Revenue	1,405	527	3,031	527
Insurance income	1,699	-	1,699	-
Other income	341	-	340	-

Total other income	3,444	527	5,070	527